Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (5,176,376)	$ (1,211,011)	$ (2,135,573)	$ (465,014)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Provision for bad debts	197,952	16,963	21,200	23,379
Receivable collateral valuation service	502,315	0	0	0
Amortization of debt issuance costs	266,473	0	0	0
Gain on disposal of property and equipment	(5,879)	0	0	0
Depreciation and amortization	289,675	177,845	264,082	338,803
Loss on settlement of accrued interest	3,339	0	0	0
Issuance of convertible notes in exchange for service rendered	38,175	22,000	22,000	0
Stock-based compensation	176,671	0	0	0
Changes in operating assets and libilities, net of effects of acquisition:
Accounts receivable	(76,781)	314,588	196,229	(339,313)
Accounts receivable, secured-related party	0	7,376	7,376	9,176
Prepaid expenses	22,796	(171,116)	(97,684)	821
Other current assets	(20,927)	(274)	0	0
Accounts payable	353,216	570,388	780,703	105,793
Accrued expenses	872,572	(246,083)	(98,588)	84,802
Deferred rent	(3,217)	(1,743)	(2,324)	(358)
Deferred revenue	271,580	131,012	(54,510)	516,992
Settlement payable	0	0	0	(169,403)
Net cash (used in) operating activities	(2,288,416)	(390,055)	(1,097,089)	105,678
Cash flow from investing activities:
Cash acquired as part of merger	337	3,200	3,200	0
Purchases of property and equipment	(6,005)	(133,431)	(133,431)	0
Purchases of intangible assets	(419,295)	(789,262)	(981,546)	(189,905)
Increase in restricted cash	(264,832)	0	0	0
Advances to officer for note receivable	0	(238,210)	(388,210)	0
Proceeds received from officer loan repayment	150,000	0	238,210	0
Net cash (used in) investing activities	(539,795)	(1,157,703)	(1,261,777)	(189,905)
Cash flows from financing activities:
Proceeds from (repayments in) line of credit, net	(17,461)	(4,529)	(10,284)	6,753
Proceeds from issuance of common shares and warrants, net	2,494,899	0	0	250,500
Principal payment on note payable	0	(4,357)	(30,871)	(25,399)
Proceeds received from issuance of convertible notes and warrants	1,706,000	255,000	328,000	0
Proceeds from related party for convertible notes	600,000	73,000	0	0
Disbursemenents for debt issuance costs	(266,473)	0	0	0
Proceeds from issuance of Series A and D preferred stock	0	3,469,985	3,469,985	0
Repayments of convertible notes payable	0	(25,000)	0	0
Proceeds from note payable	22,000	0	0	0
Disbursements for stockholder rescissions	0	0	(165,000)	0
Disbursements to purchase treasury shares	0	(740,000)	(761,200)	0
Net cash provided by financing activities	4,538,965	3,024,099	2,830,630	231,854
Net (decrease) increase in cash and cash equivalents	1,710,754	1,476,341	471,764	147,627
Cash and cash equivalents at beginning of period	766,602	294,838	294,838	147,211
Cash and cash equivalents at end of period	2,477,356	1,771,179	766,602	294,838
Supplemental disclosure of cash flow information:
Cash paid for interest	273,170	18,329	34,804	15,773
Income taxes paid	0	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Conversion of all preferred shares into common shares	3,469,985	0	0	0
Conversion of convertible notes payable into common shares	1,775,825	0	0	0
Conversion of loans payable to convertible notes payable	200,000	0	0	0
Issuance of common shares and warrants to settle accrued interest	70,654	0	0	0
Liabilities assumed in recapitalization	21,206	0	0	0
Settlement of notes payable by disposal of property and equipment	15,151	0	0	0
Issuance of convertible notes payable to pay accounts payable	11,650	0	0	0
Conversion of convertible notes payable into Preferred Series B shares	0	350,000	350,000	0
Recognition of accrual to rescing common shares	$ 0	$ 165,000	$ 0	$ 0